Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial liabilities

		2019	2018
	Footnotes	$m	$m
Deposits by banks	1	4,187	4,871
Customer accounts	1	6,999	8,614
Other debt securities in issue (Note 25)		1,404	1,400
Other liabilities – net short positions in securities		70,580	69,546
At 31 Dec		83,170	84,431

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

HSBC
		2019	2018
	Footnotes	$m	$m
Deposits by banks and customer accounts	1	17,660	19,003
Liabilities to customers under investment contracts		5,893	5,458
Debt securities in issue (Note 25)		130,364	109,351
Subordinated liabilities (Note 28)		10,130	14,282
Preferred securities (Note 28)		419	411
At 31 Dec		164,466	148,505

1
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

HSBC Holdings
	2019	2018
	$m	$m
Debt securities in issue (Note 25)	24,687	17,767
Subordinated liabilities (Note 28)	5,616	7,282
At 31 Dec	30,303	25,049

HSBC’s subordinated liabilities
	2019	2018
	$m	$m
At amortised cost	24,600	22,437
– subordinated liabilities	22,775	20,651
– preferred securities	1,825	1,786
Designated at fair value (Note 24)	10,549	14,693
– subordinated liabilities	10,130	14,282
– preferred securities	419	411
At 31 Dec	35,149	37,130
Issued by HSBC subsidiaries	12,363	13,168
Issued by HSBC Holdings	22,786	23,962

HSBC’s subsidiaries subordinated liabilities in issue
					2019	2018
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		900	892
					900	892
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities		Apr 2020		420	411
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		925	894
					1,345	1,305
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	300	300
					1,850	1,850

£300m	6.50% subordinated notes		—	Jul 2023	396	382
£350m	5.375% callable subordinated step-up notes	2	Nov 2025	Nov 2030	549	513
£500m	5.375% subordinated notes		—	Aug 2033	875	757
£225m	6.25% subordinated notes		—	Jan 2041	296	286
£600m	4.75% subordinated notes		—	Mar 2046	785	758
					4,751	4,546
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds		Nov 2022	Nov 2027	122	121
					122	121
Tier 2 securities issued by HSBC USA Inc.
$750m	5.00% subordinated notes	6	—	Sep 2020	748	747
$250m	7.20% subordinated debentures	6	—	Jul 2097	221	221
	Other subordinated liabilities each less than $150m	3			202	269
					1,171	1,237
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,250m	4.875% subordinated notes		—	Aug 2020	1,246	1,226
$1,000m	5.875% subordinated notes	4	—	Nov 2034	463	1,106
$750m	5.625% subordinated notes	4	—	Aug 2035	496	829
$700m	7.00% subordinated notes		—	Jan 2039	700	697
					2,905	3,858
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	5, 6	—	Jan 2021	507	507

Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m		Oct 1996	Nov 2083	26	29
					26	29
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		3			236	273
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec		7			12,363	13,168

1	See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.

2	The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.5 percentage points.

3	Some securities included here are ineligible for inclusion in the capital base of HSBC.

4	HSBC tendered for these securities in November 2019. The principal balance is $358m and $383m respectively. The original notional of these securities are $1,000m and $750m respectively.

5	HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is $507m. The original notional of these securities is $2,939m.

6	These securities are ineligible for inclusion in the capital base of HSBC.

7	Approximately $60m of these securities were held by HSBC Holdings.

HSBC Holdings’ subordinated liabilities
	2019	2018
	$m	$m
At amortised cost	18,361	17,715
Designated at fair value (Note 24)	5,616	7,282
At 31 Dec	23,977	24,997

HSBC Holdings’ subordinated liabilities in issue
			First call	Maturity	2019	2018
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,3	—	Mar 2024	2,076	2,001
$1,500m	4.25% subordinated notes	2	—	Aug 2025	1,611	1,494
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,626	1,470
$488m	7.625% subordinated notes	1	—	May 2032	545	549
$222m	7.35% subordinated notes	1	—	Nov 2032	245	246
$2,000m	6.5% subordinated notes	1	—	May 2036	2,036	2,040
$2,500m	6.5% subordinated notes	1	—	Sep 2037	2,738	2,419
$1,500m	6.8% subordinated notes	1	—	Jun 2038	1,490	1,489
$1,500m	5.25% subordinated notes	2,3	—	Mar 2044	1,886	1,661

£650m	5.75% subordinated notes	2	—	Dec 2027	1,059	960
£650m	6.75% subordinated notes	2	—	Sep 2028	855	826
£750m	7.0% subordinated notes	2	—	Apr 2038	1,064	992
£900m	6.0% subordinated notes	2	—	Mar 2040	1,294	1,156

€1,750m	6.0% subordinated notes	2	—	Jun 2019	—	2,125
€1,500m	3.375% subordinated notes	2,3	Jan 2019	Jan 2024	—	1,719
€1,500m	3.0% subordinated notes	2	—	Jun 2025	1,736	1,725
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,321	1,233
					21,582	24,105
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	892
					892	892
Other securities issued by HSBC Holdings
Amounts owed to third parties
$1,500m	5.625% contingent convertible securities	4	Nov 2019	Jan 2020	1,503	—
					1,503	—
At 31 Dec					23,977	24,997

1
Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRR II. Prior period figures are included on a CRD IV basis.

2	These securities are included in the capital base of HSBC as fully CRR II-compliant tier 2 securities on an end point basis.

3	These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.

4
This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. Refer to Note 31 for further details on additional Tier 1 securities.